Investment Objectives and Goals	Apr. 07, 2026
Defiance Space Data Center Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE SPACE DATA CENTER LEADERS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Defiance Pure Space Daily 2X Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE PURE SPACE DAILY 2X STRATEGY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of “pure space” securities (described below) for a single day (the group of equity securities is referred to as the “Target Portfolio”).